Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity (Deficit)
Note 7. Equity
The condensed consolidated statements of changes in stockholders’ equity (deficit) reflects the Business Combination as defined in Note 1 as of February 4, 2022. As Legacy Fast Radius was deemed the accounting acquirer in the Business Combination with ENNV, all periods prior to the consummation date reflect the balances and activity of Legacy Fast Radius. The balances as of January 1, 2022 and 2021 are from the consolidated financial statements of Legacy Fast Radius as of that date, share activity (convertible preferred stock, common stock, treasury stock, additional paid in capital and accumulated deficit) and per share amounts were retroactively adjusted, where applicable, using the recapitalization conversion ratio of 2.056.
Common Stock
Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized 350,000,000 shares of Common Stock with a par value $0.0001. The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval and are entitled to receive dividends, as and if declared by the Board out of legally available funds.
The Company had 75,535,463 million issued and outstanding shares of Common Stock as of June 30, 2022. Not reflected in the shares issued and outstanding as of June 30, 2022 is approximately 1.8 million shares related to RSUs that vested in 2022 but have not yet been settled and issued. Additionally, the Company will be required to issue the Merger Earn Out Shares in two equal tranches of 5,000,000 shares of Common Stock if the Company’s Common Stock reaches values of $15.00 and $20.00, respectively, as discussed in Note 3.

Preferred Stock
Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized 1,000,000 shares of Preferred Stock with a par value $0.0001.
There was no Preferred Stock outstanding as of June 30, 2022.
Legacy Fast Radius Warrants
Immediately prior to the completion of the Business Combination, all outstanding Legacy Fast Radius Warrants were exercised into an aggregate of 1.1 million shares of Legacy Fast Radius common stock (2.2 million shares of Common Stock post Business Combination).
Legacy Fast Radius Convertible Preferred Stock
Immediately prior to the completion of the Business Combination, all outstanding shares of Legacy Fast Radius preferred stock converted into an aggregate of 16.0 million shares of Legacy Fast Radius common stock (32.9 million shares of Common Stock post Business Combination).
Legacy Fast Radius Treasury Stock
Immediately prior to the completion of the Business Combination, all treasury shares of Legacy Fast Radius were retired.
Warrants
Prior to the Business Combination, there were 15,516,667 warrants to purchase Common Stock outstanding, consisting of 8,625,000 Public Warrants and 6,891,667 Private Placement Warrants held by the ENNV initial stockholders. Following the Business Combination, there were 15,516,639 warrants to purchase Common Stock outstanding, consisting of 8,624,972 Public Warrants and 6,891,667 Private Placement Warrants held by the ENNV initial stockholders, with the reduction in Public Warrants resulting from rounding for fractional interests. Each warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per share. The warrants expire on February 4, 2027, or earlier upon redemption or liquidation. Refer to Note 2 for additional information.
Equity Purchase Agreement
On May 11, 2022, the Company entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“Lincoln Park”), pursuant to which Lincoln Park has committed to purchase up to $30.0 million worth of Common Stock. Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park, pursuant to which it agreed to register the offer and sale of shares of Common Stock available for issuance under the Purchase Agreement under the Securities Act of 1933, as amended (the “Securities Act”).
Beginning on the Commencement Date (as defined below) and thereafter, the Company has the right, but not the obligation, to deliver to Lincoln Park a purchase notice (a “Regular Purchase Notice”), directing Lincoln Park to purchase up to 100,000 shares of Common Stock (the “Regular Purchase Amount”) provided that the closing sale price of Common Stock on the purchase date is not below a threshold price set forth in the Purchase Agreement (a “Regular Purchase”). The Regular Purchase Amount may be increased to various limits, up to 400,000 shares, if the closing sale price of Common Stock on the applicable purchase date equals or exceeds certain higher threshold prices set forth in the Purchase Agreement, provided that Lincoln Park’s maximum committed purchase obligation under any single Regular Purchase may not exceed $2.0 million. The above-referenced share amount limitations and closing sale price thresholds are subject to adjustment for any reorganization, recapitalization, non-cash
dividend, stock split or other similar transaction as provided in the Purchase Agreement. The purchase price per share for each Regular Purchase will be the lower of: (i) the lowest sale price of Common Stock during the purchase date, or (ii) the average of the three lowest closing sale prices of Common Stock in the ten business days prior to the purchase date. There are no upper limits on the price per share that Lincoln Park must pay for shares of Common Stock under the Purchase Agreement. Lincoln Park may not assign or transfer its rights and obligations under the Purchase Agreement.
If the Company directs Lincoln Park to purchase the maximum number of shares of Common Stock that the Company may sell in a Regular Purchase, then in addition to such Regular Purchase, and subject to certain conditions and limitations in the Purchase Agreement, the Company may direct Lincoln Park to purchase additional shares of Common Stock in accelerated purchases (each, an “Accelerated Purchase”) up to the lower of: (i) three times the number of shares of Common Stock purchased pursuant to the corresponding Regular Purchase or (ii) 30% of the trading volume on the date of each such accelerated purchase or such shorter period as provided under the Purchase Agreement. The purchase price for the additional shares is 97% of the lesser of:

•	the closing sale price for the Common Stock on the date of sale; or

•	the accelerated purchase date’s volume weighted average price of the Common Stock on the date of sale.
The aggregate number of shares of Common Stock that the Company can sell to Lincoln Park under the Purchase Agreement may in no case exceed 14,643,920 shares (subject to adjustment as described above) of Common Stock (which is equal to approximately 19.99% of the shares of Common Stock outstanding immediately prior to the execution of the Purchase Agreement) (the “Exchange Cap”), unless (i) Company stockholder approval is obtained to issue Purchase Shares above the Exchange Cap, in which case the Exchange Cap will no longer apply, or (ii) the average price of all applicable sales of Common Stock to Lincoln Park under the Purchase Agreement equals or exceeds $0.62 per share of Common Stock (which represents the lower of (A) the Nasdaq official closing price of the Common Stock on the trading day immediately preceding the date of the Purchase Agreement or (B) the average Nasdaq official closing price of the Common Stock for the five consecutive trading days ending on the trading day immediately preceding the date of the Purchase Agreement, adjusted such that the transactions contemplated by the Purchase Agreement are exempt from the Exchange Cap limitation under applicable Nasdaq rules).
In all cases, the Purchase Agreement also prohibits the Company from directing Lincoln Park to purchase any shares of Common Stock if those shares, when aggregated with all other shares of Common Stock then beneficially owned by Lincoln Park (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rule
13d-3
thereunder), would result in Lincoln Park beneficially owning more than 9.99%.
As consideration for Lincoln Park’s commitment to purchase shares of Common Stock under the Purchase Agreement, the Company issued 728,385 shares of Common Stock to Lincoln Park as a commitment fee. The $452 thousand fair value of the commitment fee shares was recorded to General and administrative expense upon execution of the agreement in the second quarter of 2022. Upon the date of the first Regular Purchase, the Company will be required to issue 182,096 shares as an additional commitment fee. The Company has not sold any Common Stock to Lincoln Park under the Purchase Agreement as of June 30, 2022.
The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification provisions. Sales under the Purchase Agreement may commence only after certain conditions have been satisfied (the date on which all requisite conditions have been satisfied, the “Commencement Date”), which conditions include the effectiveness of a registration statement covering the resale of the shares of

Common Stock issued or sold by the Company to Lincoln Park under the Purchase Agreement, the filing with The Nasdaq Stock Market of a Listing of Additional Shares notification with respect to the shares of Common Stock issued or sold by the Company to Lincoln Park under the Purchase Agreement and Nasdaq having raised no objection to the consummation of transactions contemplated under the Purchase Agreement, and the receipt by Lincoln Park of a customary opinion of counsel and other certificates and closing documents.
The Purchase Agreement may be terminated by the Company at any time for any reason or for no reason, without any cost or penalty, by giving one business day notice to Lincoln Park. Lincoln Park has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Common Stock. Although the Company has agreed to reimburse Lincoln Park for a limited portion of the fees it incurred in connection with the Purchase Agreement, the Company has not and will not pay any additional amounts to reimburse or otherwise compensate Lincoln Park in connection with the transaction, other than the issuance of the shares of Common Stock being issued as a commitment fee.
There are no limitations on use of proceeds, financial or business covenants, restrictions on future financings (other than restrictions on the Company’s ability to enter into variable rate transactions described in the Purchase Agreement), rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. The Company may deliver Purchase Notices under the Purchase Agreement, subject to market conditions, and in light of its capital needs from time to time and under the limitations contained in the Purchase Agreement. Any proceeds that the Company receives under the Purchase Agreement are expected to be used to advance its growth strategy and for general corporate purposes.

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)
The consolidated statements of changes in stockholders’ equity (deficit) reflects the Business Combination as defined in Note 1. As Fast Radius was deemed the accounting acquirer in the Business Combination with ENNV, all periods prior to the consummation date reflect the balances and activity of Fast Radius. The balances as of January 1, 2021 and 2020 are from the consolidated financial statements of Fast Radius as of that date, share activity (convertible preferred stock, common stock, treasury stock, additional paid in capital and accumulated deficit) and per share amounts were retroactively adjusted, where applicable, using the recapitalization conversion ratio of 2.056.
Common Equity
Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized 350,000,000 shares of Common Stock with a par value $0.0001. The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval and are entitled to receive dividends, as and if declared by the Board out of legally available funds.
The Company has issued and outstanding 39,913,100 and 38,654,855 shares of Common Stock as of December 31, 2021 and 2020, respectively, based on the Exchange Ratio.
Preferred Equity
Upon closing of the Business Combination, pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation, the Company authorized 1,000,000 shares of Preferred Stock with a par value $0.0001. No shares of Preferred Stock are outstanding subsequent to the Business Combination.
Immediately prior to the completion of the Business Combination, all outstanding shares of Fast Radius Preferred Stock converted into an aggregate of 16.0 million shares of Fast Radius common stock (32.9 million shares of Common Stock post Business Combination).